Commitments and contingencies - Defined Contribution Plans (Details) - USD ($)		12 Months Ended
	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plans
Maximum employee annual contribution (as a percent)		50.00%
Expense on defined contribution plans		$ 419,000	$ 371,000	$ 186,000
First Tier Contributions
Defined Contribution Plans
Employer's match of of employee contributions (as a percent)	100.00%
Percentage of match by employer (as a percent)	3.00%
Second Tier Contributions
Defined Contribution Plans
Employer's match of of employee contributions (as a percent)	50.00%
Percentage of match by employer (as a percent)	2.00%